UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 28, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Richard B. Nye
Address:  477 Madison Avenue, 16th Floor
          New York, NY  10022

13 File Number: 28-1709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard B. Nye
Title:
Phone:
Signature, Place and Date of Signing:

    Richard B. Nye  July 26, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    59268

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMER INTL GROUP INC COM        COMMON STOCK     026874107     4327    63421 SH       SOLE                  63421        0        0
D BARRICK GOLD CORP COM          COMMON STOCK     067901108      936    49299 SH       SOLE                  49299        0        0
D BP PLC ADRC SPONS ADR          ADRS STOCKS      055622104    11545   228669 SH       SOLE                 228669        0        0
D CALIFORNIA FED BANK SCLP       COMMON STOCK     130209703       40    55869 SH       SOLE                  55869        0        0
D CHEVRON TEXACO CORP (EX CHEVRO COMMON STOCK     166764100     7175    81072 SH       SOLE                  81072        0        0
D COMCAST CORP CL A              COMMON STOCK     200300101      711    29395 SH       SOLE                  29395        0        0
D FIRST ENERGY CORP COM          COMMON STOCK     337932107     2488    74534 SH       SOLE                  74534        0        0
D IMMUNEX CORP NEW SEE CUSIP 031 COMMON STOCK     452528102    19059   853136 SH       SOLE                 853136        0        0
D JOHNSON & JOHNSON COM          COMMON STOCK     478160104     6540   125136 SH       SOLE                 125136        0        0
D K MART CORP COM                COMMON STOCK     482584109      151   147000 SH       SOLE                 147000        0        0
D K MART CORP COM                OPTIONS - PUTS   4825844MA      151   147000 SH  PUT  SOLE                 147000        0        0
D KMART FINANCING I TR 7.75% CON PRFD STK (CONVRT 498778208      306    50989 SH       SOLE                  50989        0        0
D PFIZER INC COM                 COMMON STOCK     717081103     5839   166831 SH       SOLE                 166831        0        0
S REPORT SUMMARY                 13 DATA RECORDS               59268        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED